Fair Value Measurements - Fair Value Measurement on Company's Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	$ 780,382	$ 801,682
Derivative financial instruments, net	16,067	(13,097)
Other liabilities	(24,597)	(3,266)
Total	771,852	785,319
Level 1 [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	554,801	589,753
Total	554,801	589,753
Level 2 [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	225,581	211,929
Derivative financial instruments, net	16,067	(13,097)
Total	241,648	198,832
Level 3 [Member]
Available-for-sale securities:
Other liabilities	(24,597)	(3,266)
Total	(24,597)	(3,266)
Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	449,288	470,286
Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	105,513	117,452
Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	96,154	101,603
Recurring [Member] | U.S. Agency Securities [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	48,393	45,181
Recurring [Member] | Commercial Paper and Certificates of Deposit [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	42,498	27,502
Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	30,194	29,215
Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	8,342	10,443
Recurring [Member] | Level 1 [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	449,288	470,286
Recurring [Member] | Level 1 [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	105,513	117,452
Recurring [Member] | Level 1 [Member] | Commercial Paper and Certificates of Deposit [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		2,015
Recurring [Member] | Level 2 [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	96,154	101,603
Recurring [Member] | Level 2 [Member] | U.S. Agency Securities [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	48,393	45,181
Recurring [Member] | Level 2 [Member] | Commercial Paper and Certificates of Deposit [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	42,498	25,487
Recurring [Member] | Level 2 [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	30,194	29,215
Recurring [Member] | Level 2 [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	$ 8,342	$ 10,443